Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenues (Notes 4 and 22)		$ 2,779,541	$ 2,446,877	$ 2,064,305
Cost of services		1,855,181	1,668,892	1,369,438
Selling, general and administrative expenses		390,253	346,345	312,367
Total operating expenses		2,245,434	2,015,237	1,681,805
Operating income		534,107	431,640	382,500
Nonoperating expenses, net		(37,219)	(38,711)	(30,024)
Income before income taxes and equity in income of equity investments		496,888	392,929	352,476
Income taxes (Note 15)		151,364	129,761	110,981
Income before equity in income of equity investments		345,524	263,168	241,495
Equity in income of equity investments, net of tax (Note 12)		22,106	17,583	13,047
Income from continuing operations, net of tax		367,630	280,751	254,542
Income from discontinued operations, net of tax		1,411	48,655	2,055
Net income		369,041	329,406	256,597
Net income attributable to noncontrolling interests		(4,997)	(6,534)	(11,847)
Net income		$ 364,044	$ 322,872	$ 244,750
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 26)
Income from continuing operations to TSYS common shareholders		$ 1.97	$ 1.48	$ 1.31
Gain (loss) from discontinued operations to TSYS common shareholders		0.01	0.26	(0.01)
Net income attributable to TSYS common shareholders	[1]	1.98	1.73	1.30
Diluted EPS attributable to TSYS common shareholders (Note 26)
Income from continuing operations to TSYS common shareholders		1.96	1.47	1.30
Gain (loss) from discontinued operations to TSYS common shareholders		0.01	0.25	(0.01)
Net income attributable to TSYS common shareholders	[1]	$ 1.97	$ 1.72	$ 1.29
Amounts attributable to TSYS common shareholders:
Income from continuing operations		$ 362,633	$ 275,216	$ 246,893
Gain (loss) from discontinued operations		1,411	47,656	(2,143)
Net income		$ 364,044	$ 322,872	$ 244,750

[1]	EPS amounts may not total due to rounding